Stockholders' Equity (Details) (USD $)			12 Months Ended			1 Months Ended	12 Months Ended
	Apr. 30, 2011	Nov. 30, 2009 class	Dec. 31, 2011 Class A common stock vote	Apr. 30, 2011 Class A common stock	Dec. 31, 2010 Class A common stock	Apr. 30, 2010 Class B common stock	Dec. 31, 2011 Class B common stock vote	Apr. 30, 2011 Class B common stock
Stockholders' Equity
Common stock and additional paid-in capital, par value (in dollars per share)			$ 0.01	$ 0.01	$ 0.01			$ 0.01
Common stock and additional paid-in capital, shares authorized			3,947,000,000	3,947,000,000	3,500,000,000			3,000,000
Preferred stock, par value (in dollars per share)	$ 0.01
Preferred stock, shares authorized	50,000,000
Exchange of Class B common shares for Class A common shares						21,809,863
Number of types of common stock		2
Number of votes per share of common stock			1				15